Offsets	Sep. 14, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-298914
Initial Filing Date	Sep. 14, 2026
Fee Offset Claimed	$ 733,761.36
Explanation for Claimed Amount	Previously paid with Registration Statement on Form S-4 (No. 333-298914), filed by MiniMed Group, Inc. with the U.S. Securities and Exchange Commission on September 14, 2026, in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	MiniMed Group, Inc.
Form or Filing Type	S-4
File Number	333-298914
Filing Date	Sep. 14, 2026
Fee Paid with Fee Offset Source	$ 733,761.36
Offset Note	Previously paid with Registration Statement on Form S-4 (No. 333-298914), filed by MiniMed Group, Inc. with the U.S. Securities and Exchange Commission on September 14, 2026, in connection with the transaction reported hereby.